Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Noncash Expense	$ 145,259	$ 29,850	$ 397,100	$ 272,147
Amortization of Debt Discount (Premium)	582,761	20,324	847,055	116,643
Interest Expense [Member]
Amortization of Debt Discount (Premium)			847,055	0
Professional And Consulting Fee [Member]
Share-Based Payment Arrangement, Noncash Expense	0	29,850	29,850	163,000
Officer and Director [Member]
Share-Based Payment Arrangement, Noncash Expense	$ 145,259	$ 24,790	$ 367,250	$ 109,147